Prepaid expenses and deposits - Schedule of Prepaid expenses and deposits (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024
Schedule Of Prepaid Expenses And Deposits Abstract
Research and development	$ 26,372	$ 26,348
Insurance	111,438	36,162
Other prepaids and deposits	6,535	6,526
Total prepaid expenses and deposits	$ 144,345	$ 69,036